UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23166

(Investment Company Act File Number)

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

433 W. Van Buren Street, 1150-E

Chicago, IL 60607

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

433 W. Van Buren Street, 1150-E

Chicago, IL 60607

(Name and Address of Agent for Service)

(312) 832-1440

(Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2021

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

12.31.2021

Semi-Annual Report

RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC.
(OPP)

RN

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Table of Contents

Performance Overview	2
Schedule of Investments	6
Statement of Assets and Liabilities	29
Statement of Operations	30
Statements of Changes in Net Assets Attributable to Common Shareholders	31
Statement of Cash Flows	33
Financial Highlights	36
Notes to Financial Statements	39
Dividend Reinvestment Plan	51
Additional Information	53
Consideration and Approval of Advisory and Sub-Advisory Agreements	54

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Performance Overview	December 31, 2021 (Unaudited)

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The RiverNorth/DoubleLine Strategic Opportunity Fund (“the Fund”) seeks to achieve its investment objective by allocating its Managed Assets among the two principal investment strategies described below:

Tactical Closed-End Fund Income Strategy (10% - 35% of Managed Assets): This strategy seeks to (i) generate returns through investments in closed-end funds (“CEF”), special purpose acquisition companies (“SPACs”), exchange-traded funds (“ETFs”) and business development companies (“BDCs”) (collectively, the “Underlying Funds”) that invest primarily in income-producing securities, and (ii) derive value from the discount and premium spreads associated with closed-end funds.

Opportunistic Income Strategy (65% - 90% of Managed Assets): This strategy seeks to generate attractive risk-adjusted returns through investments in fixed income instruments and other investments, including agency and non-agency residential mortgage-backed and other asset-backed securities, corporate bonds, municipal bonds, and real estate investment trusts. At least 50% of the Managed Assets allocated to this strategy is invested in mortgage-backed securities.

RiverNorth Capital Management, LLC (“RiverNorth”) allocates the Fund’s Managed Assets among the two principal strategies: Tactical CEF Income Strategy and Opportunistic Income Strategy. RiverNorth manages the Tactical Closed-End Fund Income Strategy and DoubleLine Capital, LP (“DoubleLine”) manages the Opportunistic Income Strategy.

RiverNorth determines which portion of the Fund’s assets is allocated to each strategy based on market conditions. The Fund may allocate between 10% to 35% of its Managed Assets to the Tactical CEF Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy.

The Tactical CEF Income Strategy typically invests in CEFs, BDCs, SPACs and ETFs. The Opportunistic Income Strategy primarily invests in agency and non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) seeking to derive value from inefficiencies within the subsectors of the fixed income market while maintaining active risk constraints.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Performance Overview	December 31, 2021 (Unaudited)

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK DURING THE PERIOD?

PERFORMANCE as of December 31, 2021

	Cumulative	Annualized
TOTAL RETURN(1)	6 Months	1 Year	3 Years(3)	5 Years(3)	Since Inception(2)(3)
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. – NAV(4)	-0.16%	5.66%	5.93%	4.85%	4.92%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. – Market(5)	-2.79%	12.61%	9.48%	6.78%	5.03%
Bloomberg Barclays U.S. Aggregate Bond Index(6)	0.06%	-1.54%	4.79%	3.57%	2.76%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on September 28, 2016.
(3)	Annualized.
(4)	Performance returns are net of management fees and other Fund expenses.
(5)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its NAV.
(6)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of investment grade fixed-rate debt issues with maturities of at least one year. The index cannot be invested in directly and does not reflect fees and expenses.

The total annual expense ratio as a percentage of net assets attributable to common shares as of December 31, 2021 is 1.77% (excluding interest on facility loan payable). Including interest on facility loan payable, the expense ratio is 1.87%.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (844) 569-4750. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

Semi-Annual Report | December 31, 2021	3

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Performance Overview	December 31, 2021 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at the closing market price (NYSE: OPP) of $20.00 on September 28, 2016 (commencement of operations) and tracking its progress through December 31, 2021.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

TOP TEN HOLDINGS* as of December 31, 2021

% of Net Assets
U.S. Treasury Bond, 1.625%, 11/15/2050	7.91%
Invesco Dynamic Credit Opportunity Fund	3.26%
Legacy Mortgage Asset Trust, 4.25%, 04/25/2059	2.28%
Oxford Square Capital Corp., 6.50%, 03/30/2024	2.18%
Legacy Mortgage Asset Trust, 4.50%, 11/25/2059	2.17%
Government National Mortgage Association, 3.50%, 02/20/2047	1.90%
Freddie Mac REMICS, 4.00%, 12/15/2040	1.84%
Option One Mortgage Loan Trust 2006-1, 0.48%, 01/25/2036	1.72%
COLT 2021-4 Mortgage Loan Trust, 4.14%, 10/25/2066	1.61%
PennantPark Floating Rate Capital, Ltd., 4.25%, 04/01/2026	1.54%
26.41%

*	Holdings are subject to change and exclude short-term investments.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Performance Overview	December 31, 2021 (Unaudited)

ASSET ALLOCATION as of December 31, 2021^

^	Holdings are subject to change.

Percentages are based on net assets of the Fund and do not include derivatives.

Semi-Annual Report | December 31, 2021	5

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (16.06%)
104,405	Apollo Tactical Income Fund, Inc.	$1,599,485
165,151	Barings Global Short Duration High Yield Fund	2,863,718
356,322	BlackRock 2022 Global Income Opportunity Trust	15,037
64,640	Blackstone Strategic Credit Fund	871,994
86,404	BrandywineGLOBAL -Global Income Opportunities Fund, Inc.	1,011,791
136,284	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	3,277,630
156,929	GDL Fund	1,401,376
713,710	Invesco Dynamic Credit Opportunity Fund	8,885,689
724,617	Invesco Senior Income Trust	3,137,591
37,573	Ivy High Income Opportunities Fund	523,392
378,236	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,072,733
114,786	Nuveen Core Plus Impact Fund	2,100,584
65,860	Nuveen Credit Opportunities 2022 Target Term Fund	532,807
329,046	Nuveen Credit Strategies Income Fund	2,135,509
100,394	Nuveen Floating Rate Income Opportunity Fund	1,016,991
150,413	PGIM Global High Yield Fund, Inc.	2,269,732
113,940	PGIM Short Duration High Yield Opportunities Fund	2,099,914
81,633	PIMCO Dynamic Income Fund	2,115,116
70,170	PIMCO Dynamic Income Opportunities Fund	1,372,525
42,982	Special Opportunities Fund, Inc.	664,072
151,441	Western Asset Diversified Income Fund	2,772,885
210,909	Western Asset High Income Opportunity Fund, Inc.	1,096,727

TOTAL CLOSED-END FUNDS
(Cost $44,125,148)		43,837,298

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES (0.77%)
110,274	Barings BDC, Inc.	1,215,220
197,667	First Eagle Alternative Capital BDC, Inc.	883,571

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,999,596)		2,098,791

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (5.42%)
$135,000	AAdvantage Loyalty IP, Ltd., First Lien - Initial Term Loan(a)	3M US L + 3.00%	04/20/28	$140,123
105,000	Aegion Corp., First Lien -Initial Term Loan(a)	3M US L + 4.75%	05/17/28	105,612
180,000	Air Canada, First Lien - B Term Loan(a)	6M US L + 3.50%	08/11/28	180,096
513,096	Air Methods Corp., First Lien -Initial Term Loan(a)	3M US L + 3.50%	04/22/24	488,725

See Notes to Financial Statements.
6	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
$315,000	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M US L + 6.25%	10/08/28	$317,588
645,000	Applied Systems, Inc., Second Lien - 2021 Term Loan(a)	3M US L + 5.50%	09/19/25	651,795
585,000	Astra Acquisition Corp., First Lien -Initial Term Loan	1M US L + 5.25%	10/22/28	575,739
680,000	Astra Acquisition Corp., Second Lien - Initial Term Loan	1M US L + 8.88%	10/22/29	671,499
95,000	Asurion LLC, Second Lien -New B-3 Term Loan(a)	1M US L + 5.25%	01/31/28	95,416
523,688	Atlas Purchaser, Inc., First Lien -Initial Term Loan(a)	3M US L + 3.00%	05/18/28	517,141
65,000	Blackhawk Network Holdings, Inc., Second Lien (a)	1M US L + 7.00%	06/15/26	64,797
405,768	Bright Bidco B.V., First Lien -2018 Refinancing B Term Loan(a)	6M US L + 3.50%	06/30/24	314,450
250,000	Cengage Learning, Inc., First Lien -B Term Loan	3M US L + 5.00%	06/29/26	251,003
78,943	ClubCorp Holdings, Inc., First Lien -B Term Loan(a)	3M US L + 2.75%	09/18/24	76,191
765,000	Constant Contact, Inc., Second Lien - Initial Term Loan(a)	3M US L + 7.50%	02/12/29	757,351
230,000	Curium BidCo SARL, Second Lien Term Loan(a)	3M US L + 7.75%	10/27/28	232,588
244,588	Cvent, Inc., First Lien Term Loan(a)	1M US L + 3.75%	11/29/24	244,511
209,641	Cyxtera DC Holdings, Inc., First Lien - Initial Term Loan(a)	3M US L + 3.00%	05/01/24	207,899
295,000	DCert Buyer, Inc., Second Lien -First Amendment Refinancing Term Loan(a)	1M US L + 7.00%	02/19/29	296,229
250,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan(a)	1M US L + 6.75%	03/30/29	250,625
141,794	DIRECTV Financing LLC, First Lien - Closing Date Term Loan(a)	3M US L + 5.00%	08/02/27	142,108
586,074	Envision Healthcare Corp., First Lien - Initial Term Loan(a)	1M US L + 3.75%	10/10/25	473,440
510,456	Envision Healthcare Corp., First Lien - Series 2020 New Term Loan(a)	1M US L + 3.75%	10/10/25	384,927
600,000	Epic Health 12/21, Second Lien -Initial Term Loan	3M US L + 4.25%	12/07/29	599,249
442,508	Gainwell Acquisition Corp., First Lien -B Term Loan(a)	3M US L + 4.00%	10/01/27	444,223

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	7

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
$130,000	Gogo Intermediate Holdings LLC, First Lien - Initial Term Loan(a)	3M US L + 3.75%	04/30/28	$130,151
333,325	Grab Holdings, Inc., First Lien -Initial Term Loan(a)	3M US L + 4.50%	01/29/26	335,130
256,314	Gulf Finance, LLC TL 1L	3M US L + 6.75%	08/25/26	240,375
224,438	ION Trading Finance, Ltd., First Lien - Initial Dollar (2021) Term Loan(a)	3M US L + 4.75%	04/01/28	225,311
135,000	Kenan Advantage Group, Inc, Second Lien - Initial Term Loan	3M US L + 7.25%	08/18/27	134,831
32,038	Lealand Finance Company B.V., First Lien - Take-Back Term Loan(a)	1M US L + 4.00%	06/30/25	14,470
2,433	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan(a)	3M US L + 3.00%	06/28/24	1,448
366,541	Minotaur Acquisition, Inc., First Lien -B Term Loan(a)	3M US L + 4.75%	03/27/26	365,166
205,647	Misys, Ltd., First Lien -Dollar Term Loan(a)	3M US L + 3.50%	06/13/24	205,005
230,000	Misys, Ltd., Second Lien -Dollar Term Loan(a)	3M US L + 7.25%	06/13/25	230,026
164,769	MLN US HoldCo LLC, First Lien -B Term Loan(a)	1M US L + 4.50%	11/30/25	159,639
165,000	Ola Singapore/OLA Netherlands 12/21 TL, First Lien - Initial Term Loan	180D US SOFR + 6.25%	12/03/26	166,650
333,442	Riverbed Technology, Inc., First Lien - Initial Term Loan	6M US L + 6.00%	12/06/26	326,912
210,000	Sweetwater Borrower, LLC, First Lien - Initial Term Loan	1M US L + 4.75%	08/03/28	210,525
382,000	Team Health Holdings, Inc., First Lien - Initial Term Loan(a)	1M US L + 2.75%	02/06/24	366,338
220,000	Think & Learn Private, Ltd., First Lien -B Term Loan	3M US L + 5.50%	11/05/26	223,208
220,000	TIBCO Software, Inc., Second Lien (a)	1M US L + 7.25%	03/04/28	221,145
602,505	Travel Leaders Group LLC, First Lien - 2018 Refinancing Term Loan(a)	1M US L + 4.00%	01/25/24	552,737
744,406	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan(a)	3M US L + 8.75%	02/28/25	767,248
139,590	Travelport Finance S.a r.l., First Lien - 2021 Consented Term Loan(a)	3M US L + 6.75%	05/29/26	116,627
559,121	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan(a)	3M US L + 3.50%	10/28/24	549,686

See Notes to Financial Statements.
8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
$235,000	Viad Corp, First Lien - Initial Term Loan(a)	3M US L + 5.00%	07/30/28	$234,854
536,530	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan(a)	6M US L + 5.75%	06/22/26	524,123
TOTAL BANK LOANS
(Cost $14,620,039)				14,784,930

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES (5.47%)
Financial (5.47%)
$2,000,000	Bain Capital Specialty Finance, Inc.	8.50%	06/10/23	$2,044,372
106,658	First Eagle Alternative Capital BDC, Inc.	5.00%	05/25/26	2,725,112
235,511	Oxford Square Capital Corp.	6.50%	03/30/24	5,956,073
4,150,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/26	4,203,982
				14,929,539
TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $14,714,275)				14,929,539

Shares/Description		Value
COMMON STOCKS (15.25%)
42,067	Accretion Acquisition Corp.(b)	$428,663
36,143	Achari Ventures Holdings Corp. I(b)	365,044
81,790	ALSP Orchid Acquisition Corp. I(b)	826,079
29,843	AltEnergy Acquisition Corp.(b)	301,116
7,413	Apeiron Capital Investment Corp.(b)	74,649
75,000	Apollo Strategic Growth Capital(b)	740,250
50,000	Ares Acquisition Corp.(b)	487,000
36,781	Arisz Acquisition Corp.(b)	370,017
107,500	Austerlitz Acquisition Corp. II(b)	1,044,900
138,899	Avalon Acquisition, Inc.(b)	1,407,046
29,282	BioPlus Acquisition Corp.(b)	292,820
49,451	Black Mountain Acquisition Corp.(b)	501,928
14,843	Blockchain Coinvestors Acquisition Corp. I(b)	150,063
36,149	Blockchain Moon Acquisition Corp.(b)	380,468
109,883	Blue Ocean Acquisition Corp.(b)	1,098,829
73,502	Bullpen Parlay Acquisition Co.(b)	735,388
59,686	Cactus Acquisition Corp. 1, Ltd.(b)	602,829
52,488	CC Neuberger Principal Holdings II, Class A(b)	519,631
50,000	CC Neuberger Principal Holdings III(b)	494,000
50,000	Churchill Capital Corp. VII(b)	491,500
50,000	Compute Health Acquisition Corp.(b)	486,500
50,000	Conx Corp., Class A(b)	491,000
22,012	Crescera Capital Acquisition Corp.(b)	220,780
35,646	Deep Medicine Acquisition Corp.(b)	350,044

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	9

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Shares/Description		Value
COMMON STOCKS (continued)
24,051	Digital Health Acquisition Corp.(b)	$246,297
38,369	Direct Selling Acquisition Corp.(b)	389,829
12,049	Enterprise 4.0 Technology Acquisition Corp.(b)	121,815
32,156	Everest Consolidator Acquisition Corp.(b)	322,525
12,019	ExcelFin Acquisition Corp.(b)	120,671
40,085	Finnovate Acquisition Corp.(b)	405,660
15,126	Founder SPAC(b)	156,554
50,000	FTAC Hera Acquisition Corp.(b)	488,500
58,432	Games & Esports Experience Acquisition Corp.(b)	592,500
46,043	GigCapital5, Inc.(b)	476,085
62,828	Globalink Investment, Inc.(b)	646,500
29,652	Green Visor Financial Technology Acquisition Corp. I(b)	298,596
18,354	Hunt Cos. Acquisition Corp. I(b)	186,293
24,074	Industrial Human Capital, Inc.(b)	250,767
17,823	Innovative International Acquisition Corp.(b)	179,299
73,255	Integrated Rail and Resources Acquisition Corp.(b)	736,213
8,038	Intelligent Medicine Acquisition Corp.(b)	81,988
75,000	Jaws Mustang Acquisition Corp.(b)	731,250
44,245	Jupiter Wellness Acquisition Corp.(b)	445,547
75,000	KKR Acquisition Holdings I Corp.(b)	730,500
51,780	LAMF Global Ventures Corp. I(b)	519,871
50,000	Landcadia Holdings IV, Inc.(b)	486,500
50,000	Lazard Growth Acquisition Corp. I(b)	486,500
12,126	Learn CW Investment Corp.(b)	122,715
140,011	Legato Merger Corp. II(b)	1,404,309
36,722	LF Capital Acquisition Corp. II(b)	367,220
128,274	Lionheart III Corp.(b)	1,286,587
24,031	M3-Brigade Acquisition III Corp.(b)	240,791
29,228	Mana Capital Acquisition Corp.(b)	299,587
13,637	McDermott International, Ltd.(b)	5,591
16,082	McLaren Technology Acquisition Corp.(b)	161,624
80,171	Mercato Partners Acquisition Corp.(b)	805,711
53,922	Mount Rainier Acquisition Corp.(b)	548,387
63,000	Mountain Crest Acquisition Corp. V(b)	634,410
58,757	Nabors Energy Transition Corp.(b)	596,384
24,074	Newcourt Acquisition Corp.(b)	243,629
86,683	OmniLit Acquisition Corp.(b)	867,697
20,906	Onyx Acquisition Co. I(b)	212,196
71,293	OPY Acquisition Corp. I(b)	705,801
38,618	Pershing Square Tontine Holdings, Ltd.(b)	761,547
13,488	Phoenix Biotech Acquisition Corp.(b)	136,094
47,750	Project Energy Reimagined Acquisition Corp.(b)	507,583
64,779	PROOF Acquisition Corp. I(b)	648,438
5,941	Pyrophyte Acquisition Corp.(b)	60,242
87,648	ROC Energy Acquisition Corp.(b)	886,121

See Notes to Financial Statements.
10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Shares/Description		Value
COMMON STOCKS (continued)
58,889	Roth CH Acquisition V Co.(b)	$595,957
12,047	Sanaby Health Acquisition Corp. I(b)	122,157
8,017	Semper Paratus Acquisition Corp.(b)	80,731
104,224	Sizzle Acquisition Corp.(b)	1,058,916
75,000	Social Capital Hedosophia Holdings Corp. VI(b)	764,250
16,034	Spindletop Health Acquisition Corp.(b)	161,623
18,074	SportsMap Tech Acquisition Corp.(b)	181,824
58,567	ST Energy Transition I, Ltd.(b)	586,256
75,000	SVF Investment Corp.(b)	753,000
32,164	TG Venture Acquisition Corp.(b)	328,394
12,019	Thrive Acquisition Corp.(b)	121,512
2,376	TKB Critical Technologies 1(b)	23,023
11,778	TLGY Acquisition Corp.(b)	118,487
96,492	Trine II Acquisition Corp.(b)	977,464
49,450	Tristar Acquisition I Corp.(b)	494,500
87,648	UTA Acquisition Corp.(b)	883,930
29,228	Vahanna Tech Edge Acquisition I Corp.(b)	294,326
61,760	Worldwide Webb Acquisition Corp.(b)	616,365

TOTAL COMMON STOCKS
(Cost $41,355,154)		41,626,183

Shares/Description		Value
PREFERRED STOCKS (0.40%)
88,370	Riverbed Tech Pref A, 1.50%, 11/17/28(b)	$63,185
39,726	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.50%, 03/31/2026	1,038,040

TOTAL PREFERRED STOCKS
(Cost $1,055,082)		1,101,225

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (4.83%)
$500,000	Apidos CLO XXI(a)(c)	3M US L + 8.25%	07/18/27	$498,805
500,000	Apidos CLO XXIV(a)(c)	3M US L + 5.80%	10/20/30	476,000
500,000	Apidos CLO XXXII(a)(c)	3M US L + 6.75%	01/20/33	500,009
500,000	Bain Capital Credit Clo 2019-3, Ltd.(a)(c)	3M US L + 7.10%	10/21/34	495,093
500,000	Barings CLO, Ltd.(a)(c)	3M US L + 5.82%	10/15/30	493,465
500,000	Canyon Capital CLO, Ltd.(a)(c)	3M US L + 5.75%	07/15/31	473,894

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	11

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
$500,000	Carlyle Global Market Strategies CLO, Ltd.(a)(c)	3M US L + 5.35%	05/15/31	$456,653
500,000	Carlyle Global Market Strategies CLO, Ltd.(a)(c)	3M US L + 5.50%	10/15/30	458,659
500,000	Carlyle US CLO 2021-1, Ltd.(a)(c)	3M US L + 6.00%	04/15/34	487,528
500,000	Chenango Park CLO, Ltd.(a)(c)	3M US L + 5.80%	04/15/30	486,343
500,000	Fillmore Park CLO, Ltd.(a)(c)	3M US L + 5.40%	07/15/30	490,295
500,000	Goldentree Loan Management US CLO 3, Ltd.(a)(c)	3M US L + 2.85%	04/20/30	490,733
500,000	Milos CLO, Ltd.(a)(c)	3M US L + 6.15%	10/20/30	498,652
500,000	Myers Park CLO, Ltd.(a)(c)	3M US L + 5.50%	10/20/30	496,944
500,000	Neuberger Berman CLO XXIII, Ltd.(a)(c)	3M US L + 5.75%	10/17/27	501,295
500,000	Neuberger Berman Loan Advisers CLO 37, Ltd.(a)(c)	3M US L + 5.75%	07/20/31	497,371
500,000	Neuberger Berman Loan Advisers CLO 42, Ltd.(a)(c)	3M US L + 5.95%	07/16/35	496,631
500,000	Neuberger Berman Loan Advisers Clo 44, Ltd.(a)(c)	3M US L + 6.00%	10/16/34	498,959
500,000	Reese Park CLO, Ltd.(a)(c)	3M US L + 6.50%	10/15/34	499,990
500,000	Sound Point CLO XXVI, Ltd.(a)(c)	3M US L + 6.86%	07/20/34	493,795
500,000	Sound Point CLO XXXII, Ltd.(a)(c)	3M US L + 6.70%	10/25/34	501,182
500,000	THL Credit Wind River 2017-3 CLO, Ltd.(a)(c)	3M US L + 7.08%	04/15/35	495,947
500,000	THL Credit Wind River CLO, Ltd.(a)(c)	3M US L + 5.75%	07/15/30	473,297
500,000	Voya CLO 2019-1, Ltd.(a)(c)	3M US L + 6.12%	04/15/31	491,958
500,000	Voya CLO, Ltd.(a)(c)	3M US L + 5.25%	07/15/31	469,010
500,000	Voya CLO, Ltd.(a)(c)	3M US L + 5.95%	07/14/31	460,698

See Notes to Financial Statements.
12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
$500,000	Webster Park CLO, Ltd.(a)(c)	3M US L + 5.50%	07/20/30	$496,639

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $13,369,035)				13,179,845

Principal Amount/Description		Rate	Maturity	Value
CONVERTIBLE CORPORATE BONDS (1.84%)
Financial (1.84%)
1,724,093	BlackRock Capital Investment Corp.	5.00%	06/15/22	$1,747,799
997,837	BlackRock TCP Capital Corp.	4.63%	03/01/22	1,006,618
500,000	Goldman Sachs BDC, Inc.	4.50%	04/01/22	505,000
1,648,448	New Mountain Finance Corp.	5.75%	08/15/23	1,749,415
				5,008,832
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $4,633,943)				5,008,832

Shares/Description		Value
RIGHTS (0.00%)
35,646	Deep Medicine Acquisition Corp., Strike Price $11.50, Expires 12/09/2022	$11,407
8,597	Special Opportunities Fund, Inc., Strike Price $25.00, Expires 01/24/2022	378

TOTAL RIGHTS
(Cost $12,538)		11,785

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS (3.34%)
Basic Materials (0.12%)
260,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(c)	9.00%	07/01/28	$277,637
45,000	Unifrax Escrow Issuer Corp.(c)	7.50%	09/30/29	45,514
				323,151
Communications (0.79%)
275,000	Cengage Learning, Inc.(c)	9.50%	06/15/24	277,005
190,000	DISH DBS Corp.(c)	5.75%	12/01/28	192,257
545,000	Embarq Corp Eq 7.995 06/01/36	8.00%	06/01/36	611,294
510,000	Endure Digital, Inc.(c)	6.00%	02/15/29	475,016
90,000	Frontier Communications Holdings LLC(c)	6.75%	05/01/29	93,738
435,000	Intelsat Jackson Holdings SA(c)(d)	8.50%	10/15/24	199,828
125,000	McGraw-Hill Education, Inc.(c)	5.75%	08/01/28	123,939

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	13

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Communications (continued)
$165,000	Uber Technologies, Inc.(c)	6.25%	01/15/28	$177,357
				2,150,434
Consumer, Cyclical (0.77%)
90,000	Carlson Travel, Inc.	6.75%	12/15/25	42,975
45,000	Carnival Corp.(c)	7.63%	03/01/26	47,230
330,000	Dealer Tire LLC / DT Issuer LLC(c)	8.00%	02/01/28	343,971
60,000	Park River Holdings, Inc.(c)	5.63%	02/01/29	57,384
300,000	PetSmart, Inc. / PetSmart Finance Corp.(c)	7.75%	02/15/29	326,405
155,000	Premier Entertainment Sub LLC(c)	5.63%	09/01/29	154,007
125,000	Premier Entertainment Sub LLC(c)	5.88%	09/01/31	125,625
280,000	SWF Escrow Issuer Corp.(c)	6.50%	10/01/29	269,531
190,000	TKC Holdings, Inc.(c)	10.50%	05/15/29	205,470
75,000	United Airlines, Inc.(c)	4.63%	04/15/29	77,500
405,000	Wheel Pros, Inc.(c)	6.50%	05/15/29	389,368
59,000	Wolverine Escrow LLC(c)	9.00%	11/15/26	56,116
				2,095,582
Consumer, Non-cyclical (0.61%)
270,000	Air Methods Corp.(c)	8.00%	05/15/25	231,468
160,000	CHS/Community Health Systems, Inc.(c)	6.88%	04/15/29	163,245
40,000	Coty, Inc.(c)	6.50%	04/15/26	41,301
	PECF USS Intermediate Holding III
150,000	Corp.(c)	8.00%	11/15/29	155,556
127,656	Pyxus Holdings, Inc.	10.00%	08/24/24	109,917
305,000	Radiology Partners, Inc.(c)	9.25%	02/01/28	320,718
110,000	Sabre GLBL, Inc.(c)	7.38%	09/01/25	115,100
420,000	Triton Water Holdings, Inc.(c)	6.25%	04/01/29	403,414
110,000	WASH Multifamily Acquisition, Inc.(c)	5.75%	04/15/26	115,741
				1,656,460
Energy (0.50%)
250,000	Kosmos Energy, Ltd.(e)	7.13%	04/04/26	243,114
580,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(c)	7.50%	02/01/26	598,911
250,000	PBF Holding Co. LLC / PBF Finance Corp.(c)	9.25%	05/15/25	238,089
250,000	SierraCol Energy Andina LLC(c)	6.00%	06/15/28	235,351
				1,315,465
Financial (0.06%)
155,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(c)	6.50%	02/15/29	154,702

Industrial (0.21%)
105,000	Artera Services LLC(c)	9.03%	12/04/25	111,200

See Notes to Financial Statements.
14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Industrial (continued)
$365,000	Triumph Group, Inc.(c)	6.25%	09/15/24	$367,681
90,000	Triumph Group, Inc.	7.75%	08/15/25	89,419
				568,300
Technology (0.28%)
225,000	Austin BidCo, Inc.(c)	7.13%	12/15/28	232,632
510,000	Castle US Holding Corp.(c)	9.50%	02/15/28	532,397
				765,029
TOTAL U.S. CORPORATE BONDS
(Cost $9,247,547)				9,029,123

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (34.88%)
212,017	Alternative Loan Trust(a)	3.35%	12/25/35	$209,359
567,831	Alternative Loan Trust	5.50%	11/25/35	441,432
1,934,972	Alternative Loan Trust	5.50%	12/25/35	1,745,839
2,019,733	Alternative Loan Trust	5.75%	03/25/37	1,492,364
2,345,822	Alternative Loan Trust	6.00%	07/25/37	1,646,181
1,972,912	Alternative Loan Trust	6.25%	08/25/37	1,451,931
1,067,787	Alternative Loan Trust	6.50%	09/25/36	761,234
1,686,769	Banc of America Funding Trust(a)	2.72%	05/20/36	1,503,797
1,140,194	Banc of America Mortgage Trust	6.00%	09/25/37	1,146,872
1,299,277	Bear Stearns ALT-A Trust(a)	2.91%	01/25/36	1,273,531
861,534	Bear Stearns ARM Trust(a)	2.90%	07/25/36	832,076
2,659,049	Chase Mortgage Finance Trust Series(a)	1M US L + 0.60%	06/25/37	948,120
2,411,115	ChaseFlex Trust Series 2007-1	6.50%	02/25/37	1,274,761
3,930,000	CHL GMSR Issuer Trust(a)(c)	1M US L +2.75%	05/25/23	3,945,143
1,536,613	CHL Mortgage Pass-Through Trust(a)	2.88%	03/25/37	1,460,371
1,554,492	CHL Mortgage Pass-Through Trust	5.75%	07/25/37	1,105,644
1,611,422	CHL Mortgage Pass-Through Trust(a)	1M US L + 0.60%	03/25/35	1,602,841
434,236	Citigroup Mortgage Loan Trust(a)	2.92%	04/25/37	413,586
1,241,010	Citigroup Mortgage Loan Trust, Inc.(a)	2.53%	10/25/35	862,378
4,500,000	COLT 2021-4 Mortgage Loan Trust(a)(c)	4.14%	10/25/66	4,393,742
795,602	CSFB Mortgage-Backed Pass-Through Certificates	5.50%	10/25/35	567,697
1,535,785	CSMC Mortgage-Backed Trust	6.00%	02/25/37	1,331,679
1,780,226	CSMC Mortgage-Backed Trust	6.75%	08/25/36	1,452,152
1,891,977	Fannie Mae REMICS(a)(f)	0.00%	07/25/43	1,730,736
1,964,572	Fannie Mae REMICS(a)(g)	5.90% - 1M US L	10/25/41	350,042

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	15

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$5,059,986	Fannie Mae REMICS(a)(g)	6.05% - 1M US L	07/25/49	$948,176
1,933,968	Fannie Mae REMICS(a)(g)	6.45% - 1M US L	03/25/42	318,083
1,748,584	Fannie Mae REMICS(a)(g)	6.50% - 1M US L	12/25/41	303,126
556,704	Fannie Mae REMICS(a)	7.62% - 1M US L	11/25/42	557,041
919,521	Federal Home Loan Mortgage Corp. REMICS(a)	4.05% - 1M US L	01/15/33	932,636
384,400	First Horizon Alternative Mortgage Securities Trust(a)	2.94%	10/25/35	370,307
1,700,000	FMC GMSR Issuer Trust(a)(c)	4.36%	07/25/26	1,686,361
1,750,000	FMC GMSR Issuer Trust(a)(c)	4.44%	10/25/26	1,753,354
12,726,544	Freddie Mac REMICS(g)	2.00%	11/25/50	1,329,335
4,654,715	Freddie Mac REMICS	4.00%	12/15/40	5,020,517
3,564,152	Freddie Mac REMICS(a)(g)	5.90% - 1M US L	12/15/41	518,050
3,903,075	Freddie Mac REMICS(a)(g)	6.10% - 1M US L	08/25/50	881,690
10,711,677	Government National Mortgage Association(a)(g)	1.14%	11/20/69	617,732
9,397,936	Government National Mortgage Association(a)(g)	1.23%	06/20/70	585,560
8,933,494	Government National Mortgage Association(a)(g)	1.56%	09/20/70	598,142
8,055,030	Government National Mortgage Association(a)(g)	1.69%	11/20/70	618,178
8,573,682	Government National Mortgage Association(a)(g)	2.10%	09/20/66	600,526
4,948,350	Government National Mortgage Association(g)	3.50%	02/20/47	5,184,568
7,933,117	Government National Mortgage Association(a)(g)	3.70% - 30D US SOFR	09/20/51	1,067,585
6,688,872	Government National Mortgage Association(a)(g)	3.75% - 1M US L	10/20/50	785,883
7,828,729	Government National Mortgage Association(a)(g)	3.75% - 1M US L	11/20/50	787,230
16,422,782	Government National Mortgage Association(a)(g)	3M US L + 2.44%	06/20/51	850,395
9,590,158	Government National Mortgage Association(a)(g)	5.37% - 1M US L	07/20/44	1,319,622

See Notes to Financial Statements.
16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$4,468,241	Government National Mortgage Association(a)(g)	6.00% - 1M US L	05/20/44	$743,401
4,283,285	Government National Mortgage Association(a)(g)	6.30% - 1M US L	09/20/50	869,707
3,472,371	Government National Mortgage Association(a)(g)	6.30% - 1M US L	10/20/50	582,204
4,374,246	Government National Mortgage Association(a)(g)	6.30% - 1M US L	01/20/51	913,081
995,691	Homeward Opportunities Fund Trust 2020-BPL1(c)(h)	5.44%	08/25/25	1,017,955
1,700,000	Imperial Fund Mortgage Trust 2021- NQM3(a)(c)	4.19%	11/25/56	1,629,867
1,893,635	IndyMac INDX Mortgage Loan Trust(a)	1M US L + 0.25%	09/25/37	2,048,660
5,900,000	Legacy Mortgage Asset Trust(c)(h)	4.50%	11/25/59	5,919,067
1,699,345	Luminent Mortgage Trust(a)	1M US L + 0.40%	05/25/36	1,585,293
1,068,373	Luminent Mortgage Trust(a)	1M US L + 0.42%	05/25/36	1,063,763
1,851,940	Nomura Asset Acceptance Corp. Alternative Loan Trust(h)	5.69%	08/25/35	1,232,161
7,517,531	Nomura Asset Acceptance Corp. Alternative Loan Trust(a)	1M US L + 0.54%	02/25/36	1,377,893
1,516,829	RALI Series Trust(a)	5.23%	09/25/37	1,485,033
2,085,646	Residential Asset Securitization Trust	5.75%	02/25/36	1,207,876
1,924,465	Residential Asset Securitization Trust	6.00%	05/25/37	1,501,029
731,621	RFMSI Trust(a)	2.42%	06/25/35	533,121
1,578,822	RFMSI Trust	6.00%	09/25/36	1,486,298
1,936,000	Spruce Hill Mortgage Loan Trust 2020- SH1(a)(c)	4.68%	01/28/50	1,962,325
549,476	Structured Adjustable Rate Mortgage Loan Trust(a)	3.02%	12/25/35	525,235
1,400,467	Structured Adjustable Rate Mortgage Loan Trust(a)	3.44%	09/25/37	1,376,574
312,437	Structured Asset Mortgage Investments II Trust(a)	1.16%	03/25/46	315,401
1,000,000	Verus Securitization Trust 2021-7(a)(c)	4.19%	10/25/66	972,355
1,037,292	WaMu Mortgage Pass-Through Certificates Trust(a)	2.78%	08/25/36	996,230
1,138,096	WaMu Mortgage Pass-Through Certificates Trust(a)	2.92%	08/25/46	1,122,671

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	17

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$1,122,588	WaMu Mortgage Pass-Through Certificates Trust(a)	3.26%	03/25/37	$1,129,301
TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $102,887,652)				95,174,106

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (7.90%)
23,150,000	U.S. Treasury Bond	1.63%	11/15/50	$21,575,619

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $22,015,831)				21,575,619

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS (5.04%)
Basic Materials (0.61%)
300,000	Braskem Idesa SAPI(c)	6.99%	02/20/32	$301,619
200,000	CAP SA(e)	3.90%	04/27/31	188,197
200,000	Cia de Minas Buenaventura SAA(c)	5.50%	07/23/26	195,406
200,000	Eldorado Gold Corp.(c)	6.25%	09/01/29	203,660
350,000	Metinvest BV(e)	7.75%	10/17/29	347,050
200,000	Unigel Luxembourg SA(e)	8.75%	10/01/26	212,210
250,000	Vedanta Resources Finance II PLC(c)	9.25%	04/23/26	233,299
				1,681,441
Communications (0.29%)
$350,000	Oi SA(i)	10.00%	07/27/25	307,519
100,000	Telecom Argentina SA(e)	8.00%	07/18/26	95,429
	Telecommunications Services of
300,000	Trinidad & Tobago, Ltd.(e)	8.88%	10/18/29	319,666
80,000	Telesat Canada / Telesat LLC(c)	5.63%	12/06/26	75,211
				797,825
Consumer, Non-cyclical (0.42%)
150,000	Atento Luxco 1 SA(c)	8.00%	02/10/26	160,409
150,000	Camposol SA(c)	6.00%	02/03/27	155,792
150,000	Camposol SA(e)	6.00%	02/03/27	155,792
250,000	Frigorifico Concepcion SA(c)	7.70%	07/21/28	252,238
	Kronos Acquisition Holdings, Inc. / KIK
450,000	Custom Products, Inc.(c)	7.00%	12/31/27	424,886
				1,149,117
Diversified (0.07%)
200,000	ABM Investama Tbk PT(c)	9.50%	08/05/26	191,039

See Notes to Financial Statements.
18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Energy (1.34%)
$250,000	AI Candelaria Spain SA(c)	5.75%	06/15/33	$242,226
350,000	Ecopetrol SA	5.88%	05/28/45	335,288
200,000	Frontera Energy Corp.(c)	7.88%	06/21/28	187,558
200,000	FS Luxembourg SARL(c)	10.00%	12/15/25	219,497
250,000	Geopark, Ltd.(e)	6.50%	09/21/24	256,542
250,000	Gran Tierra Energy, Inc.(c)	7.75%	05/23/27	227,438
191,600	Hunt Oil Co. of Peru LLC Sucursal Del Peru(e)	6.38%	06/01/28	193,995
350,000	Indika Energy Capital IV Pte, Ltd.(e)	8.25%	10/22/25	364,438
200,000	Medco Laurel Tree Pte, Ltd.(c)	6.95%	11/12/28	198,382
150,000	NGD Holdings BV	6.75%	12/31/26	137,625
200,000	Pertamina Persero PT(e)	4.15%	02/25/60	201,569
100,000	Petrobras Global Finance BV	5.50%	06/10/51	92,948
240,000	Petrobras Global Finance BV	6.90%	03/19/49	255,964
250,000	Petroleos Mexicanos	6.38%	01/23/45	217,571
150,000	Petroleos Mexicanos	6.75%	09/21/47	133,421
200,000	Tullow Oil PLC(c)	10.25%	05/15/26	202,339
192,383	UEP Penonome II SA(c)	6.50%	10/01/38	201,683
				3,668,484
Financial (1.63%)
200,000	Agile Group Holdings, Ltd.(a)(j)	6.88%	Perpetual Maturity	96,000
6,327	Alpha Capital SAS / AlphaDebit S.A. de C.V(c)(i)	10.00%	02/01/22	6,327
300,000	Alpha Holding SA de CV(c)	9.00%	02/10/25	44,511
200,000	Banco Davivienda SA(a)(c)(j)	10Y US TI +5.10%	Perpetual Maturity	203,281
300,000	Banco do Brasil SA(a)(j)	6.25%	Perpetual Maturity	298,419
200,000	Banco General SA(a)(c)(j)	10Y US TI + 3.67%	Perpetual Maturity	202,801
100,000	Banco GNB Sudameris SA(a)(e)	5Y US TI + 4.56%	04/03/27	99,513
200,000	Banco GNB Sudameris SA(a)(c)	5Y US TI + 6.66%	04/16/31	199,281
150,000	Banco Macro SA(a)(e)	6.75%	11/04/26	125,220
250,000	Banco Mercantil del Norte SA/Grand Cayman(a)(c)(j)	10Y US TI + 5.034%	12/31/49	249,250
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a)(j)	8.50%	Perpetual Maturity	200,900
300,000	Bangkok Bank PCL(a)(c)(j)	5Y US TI + 4.73%	Perpetual Maturity	311,709
200,000	Central China Real Estate, Ltd.	7.25%	07/16/24	126,000

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	19

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Financial (continued)
$250,000	Credito Real SAB de CV SOFOM ER(a)(e)(j)	9.13%	Perpetual Maturity	$120,979
200,000	Credivalores-Crediservicios SAS(c)	8.88%	02/07/25	148,522
250,000	Gilex Holding SARL	8.50%	05/02/23	254,125
350,000	Itau Unibanco Holding SA Island(a)(e)(j)	5Y US TI + 4.63%	Perpetual Maturity	328,484
200,000	Jababeka International BV(e)	6.50%	10/05/23	187,828
200,000	Logan Group Co., Ltd.(a)(j)	5Y US TI + 6.00%	Perpetual Maturity	173,500
250,000	Mexarrend SAPI de CV(c)	10.25%	07/24/24	224,096
200,000	Operadora de Servicios Mega SA de CV Sofom ER(c)	8.25%	02/11/25	186,205
200,000	RKP Overseas Finance, Ltd.(j)	7.95%	Perpetual Maturity	172,885
200,000	Ronshine China Holdings, Ltd.	6.75%	08/05/24	76,000
200,000	Theta Capital Pte, Ltd.	6.75%	10/31/26	201,644
250,000	Unifin Financiera SAB de CV(a)(e)(j)	8.88%	Perpetual Maturity	148,166
200,000	Yuzhou Group Holdings Co., Ltd.	8.30%	05/27/25	59,000
				4,444,646
Industrial (0.12%)
200,000	Interpipe Holdings PLC(c)	8.38%	05/13/26	181,100
120,000	Tervita Corp.(c)	11.00%	12/01/25	138,445
				319,545
Utilities (0.56%)
250,000	AES Andes SA(a)	7.13%	03/26/79	259,101
200,000	AES Andres BV(c)	5.70%	05/04/28	203,784
300,000	Empresas Publicas de Medellin ESP(e)	4.38%	02/15/31	282,497
200,000	Guacolda Energia SA(e)	4.56%	04/30/25	67,250
200,000	Inkia Energy, Ltd.(e)	5.88%	11/09/27	205,283
250,000	Minejesa Capital BV	5.63%	08/10/37	261,628
250,000	Mong Duong Finance Holdings BV(e)	5.13%	05/07/29	242,548
				1,522,091
TOTAL FOREIGN CORPORATE BONDS
(Cost $14,862,018)				13,774,188

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (0.58%)
Government (0.51%)
450,000	Brazilian Government International Bond	4.75%	01/14/50	$400,955
200,000	Colombia Government International Bond	4.13%	02/22/42	167,500

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Government (continued)
$200,000	Colombia Government International Bond	5.00%	06/15/45	$181,250
250,000	Dominican Republic International Bond(e)	5.30%	01/21/41	247,500
200,000	El Salvador Government International Bond(e)	7.13%	01/20/50	111,000
300,000	Ukraine Government International Bond(e)	7.25%	03/15/33	265,803
				1,374,008
Utilities (0.07%)
200,000	Instituto Costarricense de Electricidad(c)	6.75%	10/07/31	202,818

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,742,579)				1,576,826

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (30.72%)
28,899	Affirm Asset Securitization Trust 2021- Z1(c)	0.00%	08/15/24	$345,925
372,000	Alen 2021-ACEN Mortgage Trust(a)(c)	1M US L + 4.00%	04/15/26	372,668
700,000	AMSR 2021-SFR3 Trust(c)	4.90%	10/17/26	698,695
1,550,000	AMSR 2021-SFR3 Trust(c)	5.88%	10/17/26	1,546,672
538,000	AREIT Trust(a)(c)	30D SOFR + 2.76%	09/16/36	534,812
433,000	Atrium Hotel Portfolio Trust(a)(c)	1M US L + 3.40%	06/15/35	413,976
500,000	Atrium XIII(a)(c)	3M US L + 6.05%	11/21/30	496,272
500,000	Atrium XIV LLC(a)(c)	3M US L + 5.65%	08/23/30	496,498
730,000	BAMLL Commercial Mortgage Securities Trust(a)(c)	2.57%	03/15/34	727,972
534,777	Bancorp Commercial Mortgage Trust(a)(c)	1M US L + 2.35%	03/17/36	531,510
682,000	BBCMS Trust(a)(c)	1M US L + 3.55%	07/15/37	675,865
487,628	BB-UBS Trust(a)(c)	3.56%	06/05/30	389,454
498,000	Benchmark 2018-B4 Mortgage Trust(a)(c)	2.80%	07/17/51	454,151

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	21

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$546,000	Benchmark 2021-B31 Mortgage Trust(c)	2.25%	11/15/31	$420,655
315,000	BF Mortgage Trust(a)(c)	1M US L + 3.00%	12/15/35	309,123
2,140,625	Blackbird Capital Aircraft Lease Securitization, Ltd.(c)(h)	5.68%	12/16/41	2,029,867
321,000	BX Commercial Mortgage Trust(a)(c)	1M US L + 1.90%	04/15/34	317,540
325,000	BX Trust(a)(c)	4.08%	12/06/41	323,302
167,283	Carbon Capital VI Commercial Mortgage Trust(a)(c)	1M US L + 2.85%	11/15/21	161,990
5,000	Carvana Auto Receivables Trust(c)	0.00%	05/10/28	2,632,048
402,589	Castlelake Aircraft Securitization Trust(c)	6.63%	06/15/43	316,257
1,250,000	Castlelake Aircraft Structured Trust(c)	0.00%	04/15/39	437,500
500,000	CIFC Funding, Ltd.(a)(c)	3M US L + 6.50%	07/15/34	496,686
138,000	Citigroup Commercial Mortgage Trust(c)	2.85%	02/12/49	99,008
475,000	Citigroup Commercial Mortgage Trust(a)(c)	3.50%	12/12/41	375,030
196,000	Citigroup Commercial Mortgage Trust(a)(c)	4.42%	02/12/48	189,161
319,000	Citigroup Commercial Mortgage Trust(a)(c)	1M US L + 3.65%	12/15/36	316,842
320,000	Citigroup Commercial Mortgage Trust 2019-SMRT(a)(c)	4.75%	01/10/36	329,066
1,500,000	Cologix Data Centers US Issuer LLC(c)	5.99%	12/28/26	1,514,076
878,000	COMM Mortgage Trust(a)(c)	1M US L + 2.18%	09/15/33	863,010
428,000	CSAIL 2016-C6 Commercial Mortgage Trust(a)(c)	4.92%	01/15/49	380,582
269,160	DBGS 2018-BIOD Mortgage Trust(a)(c)	1M US L + 2.00%	05/15/35	267,270
416,000	DBJPM 16-C1 Mortgage Trust(a)	3.33%	05/12/49	398,147
500,000	Dryden 37 Senior Loan Fund(a)(c)	3M US L + 5.15%	01/15/31	477,568
500,000	Dryden 38 Senior Loan Fund(a)(c)	3M US L + 5.60%	07/15/30	478,345
500,000	Dryden 40 Senior Loan Fund(a)(c)	3M US L + 5.75%	08/15/31	490,038
497,412	Extended Stay America Trust 2021- ESH(a)(c)	1M US L + 3.70%	07/15/26	498,656

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$37,458,709	Fannie Mae-Aces(a)(g)	0.15%	10/25/29	$628,179
9,113,620	Fannie Mae-Aces(a)(g)	0.53%	12/25/30	274,288
18,912,800	Fannie Mae-Aces(a)(g)	0.87%	07/25/32	1,332,162
5,490,678	Fannie Mae-Aces(a)(g)	1.15%	03/25/31	476,975
5,184,113	Fannie Mae-Aces(a)(g)	1.30%	09/25/30	411,126
700,000	FirstKey Homes 2020-SFR1 Trust(c)	4.28%	08/19/37	713,687
546,000	Fontainebleau Miami Beach Trust(a)(c)	3.96%	12/12/36	516,884
750,000	Freddie Mac Multifamily Structured Credit Risk(a)(c)	30D US SOFR + 3.75%	01/25/51	771,864
267,035	FREMF 2015-KF07 Mortgage Trust(a)(c)	1M US L + 4.95%	02/25/25	268,292
299,980	FREMF 2016-KF19 Mortgage Trust(a)(c)	1M US L + 5.50%	06/25/23	300,650
266,080	FREMF 2016-KF25 Mortgage Trust(a)(c)	1M US L + 5.00%	10/25/23	266,579
889,799	FREMF 2018-KF56 Mortgage Trust(a)(c)	1M US L + 5.80%	11/25/28	898,903
994,178	FREMF 2019-KF71 Mortgage Trust(a)(c)	1M US L + 6.00%	10/25/29	1,015,710
394,367	FREMF Mortgage Trust(a)(c)	1M US L + 5.05%	07/25/23	398,248
1,200,000	FRTKL 2021-SFR1(c)	4.11%	09/17/26	1,179,039
6,069,725	Ginnie Mae Strip(g)	1.40%	09/16/45	564,217
7,056,856	Government National Mortgage Association(a)(g)	0.00%	09/16/53	42,653
5,757,340	Government National Mortgage Association(a)(g)	0.77%	09/16/58	246,457
6,198,032	Government National Mortgage Association(a)(g)	0.99%	12/16/62	499,602
5,998,788	Government National Mortgage Association(a)(g)	1.00%	05/16/63	512,555
1,100,000	Great Wolf Trust(a)(c)	1M US L + 3.13%	12/15/36	1,035,500
500,000	GS Mortgage Securities Corp. II(a)(c)	1M US L + 5.00%	11/15/23	501,521
500,000	GS Mortgage Securities Corp. II(a)(c)	1M US L + 5.9332%	11/15/23	501,699
300,000	GS Mortgage Securities Corp. Trust 2018-RIVR(a)(c)	1M US L + 1.55%	07/15/35	280,701
1,078,000	GS Mortgage Securities Trust(a)(c)	4.51%	11/10/47	743,221

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	23

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$655,000	GS Mortgage Securities Trust(a)(c)	1M US L + 3.92%	07/15/31	$573,885
373,000	GS Mortgage Securities Trust 2015- GC28(a)(c)	4.32%	02/10/48	371,134
3,680,000	GS Mortgage Securities Trust 2021- GSA3(a)(c)(g)	1.41%	12/15/54	413,139
230,000	Hawaii Hotel Trust(a)(c)	1M US L + 2.75%	05/15/38	228,385
500,000	Highbridge Loan Management 4-2014, Ltd.(a)(c)	3M US L + 5.55%	01/28/30	477,673
500,000	Highbridge Loan Management, Ltd.(a)(c)	3M US L + 5.10%	02/05/31	466,525
187,113	HPLY Trust(a)(c)	1M US L + 3.90%	11/17/36	182,960
1,062,000	JP Morgan BB Commercial Mortgage Securities Trust(a)(c)	3.36%	11/18/48	837,050
632,000	JP Morgan BB Commercial Mortgage Securities Trust(a)(c)	3.81%	02/18/48	564,423
290,000	JP Morgan BB Commercial Mortgage Securities Trust	3.99%	10/19/48	293,214
109,000	JP Morgan Chase Commercial Mortgage Securities Trust(c)	4.34%	05/05/32	108,934
111,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)	4.45%	05/05/32	108,968
130,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)	4.45%	05/05/32	126,124
136,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)	4.45%	05/05/32	122,568
148,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)	4.45%	05/05/32	133,587
75,690	JP Morgan Chase Commercial Mortgage Securities Trust	5.34%	05/15/47	66,353
411,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)	5.52%	02/15/46	163,105
320,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)	1M US L + 3.00%	07/15/36	312,908
6,146,007	JPMBB Commercial Mortgage Securities Trust(a)(g)	0.86%	09/17/47	115,507
7,297,986	JPMBB Commercial Mortgage Securities Trust(a)(c)(g)	0.95%	08/17/46	121,139
372,000	JPMBB Commercial Mortgage Securities Trust 2014-C26(a)(c)	3.88%	12/15/24	358,579

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$500,000	LCM Loan Income Fund I Income Note Issuer, Ltd.(a)(c)	3M US L + 5.60%	07/16/31	$466,824
500,000	LCM XIV LP(a)(c)	3M US L + 5.50%	07/20/31	460,833
500,000	LCM XVII LP(a)(c)	3M US L + 6.00%	10/15/31	464,750
6,200,000	Legacy Mortgage Asset Trust(c)(h)	4.25%	04/25/59	6,210,662
500,000	Madison Park Funding XXVI, Ltd.(a)(c)	3M US L + 6.50%	07/29/30	498,112
500,000	Med Trust 2021-MDLN(a)(c)	1M US L + 5.25%	11/15/23	498,292
365,000	MFT Trust 2020-ABC(a)(c)	3.48%	02/10/30	328,910
751,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31(a)(c)	3.00%	10/15/26	632,562
371,000	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34(c)	2.70%	10/15/27	325,007
350,000	Morgan Stanley Capital I Trust(a)(c)	1M US L + 3.05%	07/15/35	347,807
210,000	Morgan Stanley Capital I Trust(a)(c)	1M US L + 4.35%	11/15/34	192,245
300,000	Morgan Stanley Capital I Trust 2012- C4(a)(c)	5.41%	03/15/22	299,007
372,000	Morgan Stanley Capital I Trust 2018- H4(c)	3.00%	12/15/28	329,348
563,895	Mosaic Solar Loan Trust(c)	0.00%	04/20/46	525,916
1,351,264	New Century Home Equity Loan Trust(a)	1M US L + 0.18%	05/25/36	1,328,306
1,000,000	Octagon 57, Ltd.(a)(c)	3M US L + 6.60%	10/15/34	993,092
500,000	Octagon Investment Partners 26, Ltd.(a)(c)	3M US L + 8.09%	07/15/30	467,623
500,000	Octagon Investment Partners 29, Ltd.(a)(c)	3M US L + 7.25%	01/24/33	498,527
500,000	Octagon Investment Partners 40, Ltd.(a)(c)	3M US L + 7.00%	01/20/35	500,009
500,000	Octagon Investment Partners 42, Ltd.(a)(c)	3M US L + 6.75%	07/15/34	495,639
500,000	Octagon Investment Partners 45, Ltd.(a)(c)	3M US L + 7.69%	10/15/32	498,936
500,000	Octagon Investment Partners XVI, Ltd.(a)(c)	3M US L + 5.75%	07/17/30	486,084
500,000	Octagon Investment Partners XXI, Ltd.(a)(c)	3M US L + 7.00%	02/14/31	498,098

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	25

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$500,000	Octagon Investment Partners XXII, Ltd.(a)(c)	3M US L + 1.90%	01/22/30	$498,155
500,000	OHA Credit Funding 3, Ltd.(a)(c)	3M US L + 6.25%	07/02/35	499,018
319,000	One Market Plaza Trust(c)	4.14%	02/10/32	317,542
5,043,000	Option One Mortgage Loan Trust 2006-1(a)	1M US L + 0.57%	01/25/36	4,701,637
800,000	Pagaya AI Debt Selection Trust 2021- 5(c)	0.00%	08/15/29	1,241,599
1,823,536	PR Mortgage Loan Trust(a)(c)	5.87%	10/25/49	1,804,689
1,800,000	Progress Residential 2021-SFR8 Trust(c)	4.01%	10/17/26	1,785,672
1,800,000	Progress Residential Trust(c)	4.00%	07/17/26	1,788,433
181,692	RMAT LLC(c)(h)	8.85%	11/25/35	181,840
500,000	RR 6, Ltd.(a)(c)	3M US L + 5.85%	04/15/36	485,444
10,000	SoFi Professional Loan Program 2021-B Trust(c)	0.00%	02/15/47	611,373
35,000	Sofi Professional Loan Program Trust(c)	0.00%	08/17/43	763,284
50,000	Sofi Professional Loan Program Trust(c)	0.00%	01/25/48	1,032,742
20,000	SoFi Professional Loan Program Trust(c)	0.00%	05/15/46	841,687
500,000	SREIT Trust 2021-MFP2(a)(c)	1M US L + 3.9155%	11/15/23	500,045
500,000	Trimaran CAVU, Ltd.(a)(c)	3M US L + 4.72%	11/26/32	502,597
333,000	UBS-Barclays Commercial Mortgage Trust(a)(c)	4.08%	03/12/46	290,379
300,000	UBS-Barclays Commercial Mortgage Trust 2013-C5(a)(c)	4.08%	03/12/46	297,317
735,000	Upstart Pass-Through Trust Series 2021-ST8(c)	0.00%	10/20/29	923,625
1,000	Upstart Securitization Trust 2021-2	0.00%	06/20/31	753,861
440,481	VMC Finance LLC(a)(c)	1M US L + 2.65%	09/15/36	437,473
1,200,000	VOLT XCVI LLC(c)(h)	4.83%	03/27/51	1,189,341
524,231	WAVE LLC(c)	7.00%	09/15/44	423,545
332,000	Wells Fargo Commercial Mortgage Trust(c)	3.12%	03/15/59	310,915
372,000	WFRBS Commercial Mortgage Trust 2012-C8(a)(c)	4.89%	08/15/45	367,624

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,637,998	Willis Engine Structured Trust VI(c)	7.39%	05/15/46	$1,616,575

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $85,125,211)				83,846,110

Shares/Description		Value
SHORT-TERM INVESTMENTS (11.60%)
31,657,665	State Street Institutional Trust (7 Day Yield 0.01%)	$31,657,665

TOTAL SHORT-TERM INVESTMENTS
(Cost $31,657,665)		31,657,665

TOTAL INVESTMENTS (144.08%)
(Cost $403,423,313)		$393,212,065

Series A Cumulative Perpetual Preferred Shares (-21.98%)		(60,000,000)
Series B Cumulative Perpetual Preferred Shares (-21.98%)		(60,000,000)
Liabilities in Excess of Other Assets (-0.12%)		(292,073)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)		$272,919,992

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of December 31, 2021 was 0.10%

3M US L - 3 Month LIBOR as of December 31, 2021 was 0.21%

6M US L - 6 Month LIBOR as of December 31, 2021 was 0.34%

30D US SOFR - 30 Day SOFR as of December 31, 2021 was 0.05%

180D US SOFR - 180 Day SOFR as of December 31, 2021 was 0.05%

5Y US TI - 5 Year US Treasury Index as of December 31, 2021 was 1.26%

10Y US TI - 10 Year US Treasury Index as of December 31, 2021 was 1.52%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	27

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2021 (Unaudited)

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

The total value of Rule 144A securities amounts to $121,768,101, which represents 43.88% of net assets as of December 31, 2021.

(d)	Security is currently in default.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of December 31, 2021, the aggregate fair value of those securities was $5,010,077, representing 1.84% of net assets.

(f)	Issued with a zero coupon. (g) Interest only securities.
(h)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2021.
(i)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(j)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Assets and Liabilities	December 31, 2021 (Unaudited)

ASSETS:
Investments in securities:
At cost	$403,423,313
At value	$393,212,065

Receivable for investments sold	59,589
Interest receivable	1,605,834
Dividends receivable	108,615
Prepaid and other assets	65,112
Total Assets	395,051,215

LIABILITIES:
Facility loan fee payable	3,542
Dividend payable - Series A Cumulative Perpetual Preferred Shares	328,125
Dividend payable - Series B Cumulative Perpetual Preferred Shares	333,052
Payable for investments purchased	329,112
Payable for shareholder servicing	33,850
Payable to Adviser	335,422
Payable to fund accounting and administration	67,234
Accrued offering costs (Note 9)	379,545
Payable to Transfer agency	12,386
Payable to Directors	3,148
Payable for Compliance fees	10,946
Payable for Custodian fees	27,095
Payable for Audit fees	16,126
Other payables	251,640
Total Liabilities	2,131,223
Cumulative Perpetual Preferred Shares, $0.0001 par value per share, 2,530,000 of shares authorized
Series A Cumulative Perpetual Preferred Shares (4.375%, $25 liquidation value, 2,400,000 shares issued and outstanding)	$60,000,000
Series B Cumulative Perpetual Preferred Shares (4.75%, $25 liquidation value, 2,400,000 shares issued and outstanding)	$60,000,000
Net Assets Attributable to Common Shareholders	$272,919,992

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS CONSIST OF:
Paid-in capital	$291,953,243
Total distributable earnings	(19,033,251)
Net Assets Attributable to Common Shareholders	$272,919,992

PRICING OF SHARES:
Net Assets Attributable to Common Shareholders	$272,919,992
Shares of common stock outstanding (50,000,000 of shares authorized, at $0.0001 par value per share)	19,219,772
Net asset value per share Attributable to Common Shareholders	$14.20

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	29

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Operations	For the Six Months Ended December 31, 2021 (Unaudited)

INVESTMENT INCOME:
Interest	$7,601,143
Dividends	3,309,622
Other Income	3,350
Total Investment Income	10,914,115

EXPENSES:
Investment Adviser fee	1,746,851
Shareholder servicing expenses	174,544
Accounting and Administration fees	128,632
Interest expense on loan payable	126,632
Director expenses	56,285
Printing expenses	47,174
Transfer agent expenses	23,137
Legal expenses	21,043
Compliance expense	18,957
Audit expenses	18,626
Listing expense	17,152
Facility Loan Fees	14,825
Custodian fees	6,734
Insurance fee	1,746
Other expenses	14,583
Total Expenses	2,416,921
Net Investment Income	8,497,194

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	5,012,296
Net realized gain	5,012,296
Net change in unrealized appreciation/depreciation on:
Investments	(7,645,913)
Net change in unrealized appreciation/depreciation	(7,645,913)
Net Realized and Unrealized Loss on Investments	(2,633,617)
Dividends to Series A Cumulative Perpetual Preferred Shares	(1,312,500)
Dividends to Series B Cumulative Perpetual Preferred Shares	(309,308)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$4,241,769

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statements of Changes in Net Assets Attributable to Common Shareholders

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
NET INCREASE/(DECREASE) IN NET ASSETS
ATTRIBUTABLE TO COMMON SHAREHOLDERS FROM OPERATIONS:
Net investment income	$8,497,194	$12,750,646
Net realized gain	5,012,296	3,302,859
Net change in unrealized appreciation/depreciation	(7,645,913)	20,337,186
Net increase in net assets resulting from operations	5,863,577	36,390,691
Distributions to Series A Preferred Shareholders	(1,312,500)	(1,799,690)
Distributions to Series B Preferred Shareholders	(309,308)	–
Net increase in net assets attributable to common shareholders resulting from operations	4,241,769	34,591,001

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From distributable earnings	(16,610,845)	(14,029,045)
From tax return of capital	–	(14,002,069)
Net decrease in net assets attributable to common shareholders from distributions to common shareholders	(16,610,845)	(28,031,114)

PREFERRED SHARE TRANSACTIONS:
Issuance and offering costs for Series A Cumulative Perpetual Preferred Shares	–	(2,538,182)
Issuance and offering costs for Series B Cumulative Perpetual Preferred Shares	(2,438,300)	–
Net decrease in net assets attributable to common shareholders from preferred share transactions	(2,438,300)	(2,538,182)

COMMON SHARE TRANSACTIONS:
Proceeds from common shares sold, net of offering costs	62,537,984	21,179,313
Reinvestment of distributions	362,980	115,824
Net increase in net assets attributable to common shareholders from capital share transactions	62,900,964	21,295,137

Net Increase in Net Assets attributable to common shareholders	48,093,588	25,316,842

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Beginning of period	224,826,404	199,509,562
End of period	$272,919,992	$224,826,404

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	31

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statements of Changes in Net Assets Attributable to Common Shareholders

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
OTHER INFORMATION:
Common Share Transactions:
Common Shares outstanding - beginning of period	14,821,557	13,384,868
Common Shares sold	4,373,937	1,429,104
Common Shares issued in reinvestment of distributions	24,278	7,585
Common Shares outstanding - end of period	19,219,772	14,821,557

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Cash Flows	For the Six Months Ended December 31, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$5,554,269
Adjustments to reconcile net increase in net assets attributable to common shareholders from operations to net cash used in operating activities:
Purchases of investment securities	(154,808,278)
Proceeds from disposition on investment securities	66,575,068
Amortization of premium and accretion of discount on investments, net	2,259,864
Net purchases of short-term investment securities	(7,443,906)
Net realized (gain)/loss on:
Investments	(5,012,296)
Net change in unrealized appreciation/depreciation on:
Investments	7,645,913
(Increase)/Decrease in assets:
Interest receivable	(127,738)
Dividends receivable	16,525
Deferred offering costs	219,298
Prepaid and other assets	(44,791)
Increase/(Decrease) in liabilities:
Facility Loan Fee payable	281
Decrease in interest due on loan payable	(4,888)
Payable for shareholder servicing	8,884
Payable to Transfer agency	8,136
Payable to Adviser	83,565
Payable to fund accounting and administration fees	857
Payable to Directors and Officers	(465)
Payable for Audit fees	(16,374)
Payable for Compliance fees	9,344
Payable for Custodian fees	6,733
Accrued offering costs (Note 9)	379,545
Other payables	174,928
Net cash used in operating activities	$(84,515,526)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series B Cumulative Perpetual Preferred Shares	$60,000,000
Issuance and offering costs for issuance of Series A Cumulative Perpetual Preferred Shares	(2,438,300)
Payments on loan payable	(21,000,000)
Proceeds from sale of capital shares	63,153,212
Cash distributions paid to common shareholders -net of distributions reinvested	(16,247,865)
Cash distributions paid to preferred shareholders	(960,631)
Net cash provided by financing activities	$82,506,416

Net decrease in cash and restricted cash	$(2,009,110)
Cash and restricted cash, beginning of period	$2,009,110
Cash and restricted cash, end of period	$–

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	33

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Cash Flows	For the Six Months Ended December 31, 2021 (Unaudited)

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense and fees for line of credit	$131,520
Reinvestment of distributions	$362,980

Reconciliation of restricted and unrestricted cash at the beginning of period to the statement of assets and liabilities:
Cash	$2,009,110

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Financial Highlights	For a common share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(b)
Net realized and unrealized gain/(loss)(c)
Total income/(loss) from investment operations
Less distributions to common shareholders:
From net investment income
From tax return of capital
Total distributions to common shareholders
Less distributions to preferred shareholders:
From net investment income(e)
Total distributions to preferred shareholders
Common share transactions:
Dilutive effect of rights offering
Common share offering costs charged to paid-in capital
Total common share transactions
Preferred Share issuance and offering costs charged to paid-in capital
Total preferred share transactions
Net increase/(decrease) in net asset value
Net asset value - end of period
Market price - end of period
Total Return(h)
Total Return -Market Price(h)
Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets(j)(k)
Ratio of net investment income
Portfolio turnover rate
Loan payable (in thousands)
Asset coverage per $1,000 of loan payable(m)
Cumulative Perpetual Preferred Stock (in thousands)
Asset coverage of Cumulative Perpetual Preferred Stock(n)

Involuntary liquidating preference per unit of Series A Cumulative Perpetual Preferred Stock Average market value per unit of Series A Cumulative Perpetual Preferred Stock

Involuntary liquidating preference per unit of Series B Cumulative Perpetual Preferred Stock Average market value per unit of Series B Cumulative Perpetual Preferred Stock

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Financial Highlights	For a common share outstanding throughout the periods presented

For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021		For the Year Ended June 30, 2020		For the Year Ended June 30, 2019	For the Year Ended June 30, 2018		For the period Ended June 30, 2017(a)
$15.17		$14.91		$18.09		$18.75	$20.04		$19.60

0.49		0.92		0.95		0.94	1.06		0.94
(0.22)		1.73		(1.72)		0.40	(0.64)		0.46
0.27		2.65		(0.77)		1.34	0.42		1.40

(0.95)		(1.02)		(1.11)		(1.18)	(1.40	)(d)	(0.92)
–		(1.01)		(1.07)		(0.82)	(0.31)		–
(0.95)		(2.03)		(2.18)		(2.00)	(1.71)		(0.92)

(0.08)		(0.13)		–		–	–		–
(0.08)		(0.13)		–		–	–		–

(0.06)		(0.05	)(f)	(0.22	)(f)	–	–		–
(0.01)		0.00	(g)	(0.01)		–	–		–
(0.07)		(0.05)		(0.23)		–	–		–
(0.14)		(0.18)		–		–	–		–
(0.14)		(0.18)		–		–	–		–
(0.97)		0.26		(3.18)		(0.66)	(1.29)		0.44
$14.20		$15.17		$14.91		$18.09	$18.75		$20.04
$14.20		$15.58		$13.91		$17.06	$17.69		$19.54
(0.16	%)(i)	16.88%		(5.31%)		7.78%	2.12%		7.10	%(i)
(2.79	%)(i)	28.67%		(6.33%)		8.50%	(0.65%)		2.50	%(i)

$272,920		$224,826		$199,510		$199,213	$206,561		$220,768
1.87	%(l)	2.10%		2.84%		3.16%	2.67%		2.14	%(l)
6.57	%(l)	6.15%		5.73%		5.17%	5.42%		5.28	%(l)
20	%(i)	54%		43%		27%	23%		35	%(i)
$–		$21,000		$65,500		$73,500	$73,500		$71,500
–		14,563		4,046		3,711	3,811		4,090
$120,000		$60,000		$–		$–	$–		$–
82		119		–		–	–		–

$25.00		$25.00		$–		$–	$–		$–
$24.82		$24.44		$–		$–	$–		$–

$25.00		$–		$–		$–	$–		$–
$25.05		$–		$–		$–	$–		$–

See Notes to Financial Statements.

Semi-Annual Report | Semi-Annual Report	37

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Financial Highlights	For a common share outstanding throughout the periods presented

(a)	Commenced operations on September 28, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying closed-end funds in which the Fund invests. The ratio does not include net investment income of the closed-end funds in which the Fund invests.
(d)	Includes net realized gain distributions of (0.09).
(e)	Calculated using the average shares method.
(f)	Represents the impact of the Fund's rights offering of 2,926,441 shares in October 2021 and 472,995 shares in October 2020 and 2,371,081 shares in December 2019 at a subscription price per share based on a formula. For more details please refer to Note 9 of the Notes to Financial Statements.
(g)	Less than $0.005 per share.
(h)	Total investment return is calculated assuming a purchase of common shares at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.
(i)	Not annualized.
(j)	Includes interest expenses, as applicable, of 0.07% for the six months ended December 31, 2021, 0.21% for the year ended June 30, 2021, 0.91% for the year ended June 30, 2020, 1.23% for the year ended June 30, 2019, 0.87% for the year ended June 30, 2018 and 0.46% for the period from September 28, 2016 (commencement of operations) through June 30, 2017.
(k)	Does not include expenses of the closed-end funds in which the Fund invests.
(l)	Annualized.
(m)	Calculated by subtracting the Fund's total liabilities (excluding the debt balance and accumulated unpaid interest) from the Fund's total assets and dividing by the outstanding debt balance.
(n)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2021 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2021.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Semi-Annual Report | December 31, 2021	39

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2021 (Unaudited)

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Preferred Stock: In accordance with ASC 480-10-25, the Fund's Series A Term preferred shares have been classified as equity on the Statement of Assets and Liabilities. Refer to "Note 8. Cumulative Perpetual Preferred Stock" for further details.

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The Fund invests in closed-end funds, each of which has its own investment risks. Those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one closed end fund than in another, the Fund will have greater exposure to the risks of that closed end fund.

Common Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) every day the NYSE is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

Federal Income Taxes: The Fund has been treated as, and intends to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code, as amended (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2021 (Unaudited)

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to common shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values (“NAV”) per common share of the Fund.

The Fund maintains a level distribution policy. The Fund distributes to common shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually.

At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a common shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a common shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets.

The Board approved the implementation of the level distribution policy to make monthly cash distributions to common shareholders, stated in terms of a rate equal to 12.5% of the average of the Fund’s NAV per common share for the final five trading days of the previous calendar year. The Fund made monthly distributions to common shareholders set at a level monthly rate of $0.1586 per common share for the period ended December 31, 2021.

Previously, the Board approved the adoption of a managed distribution plan in accordance with a Section 19(b) exemptive order whereby the Fund made monthly distributions to common shareholders set at a fixed monthly rate of $0.18 per common share.

The amount of the Fund’s distributions pursuant to the managed distribution plan are not related to the Fund’s performance and, therefore, investors should not make any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s managed distribution plan. The Board may amend, suspend or terminate the managed distribution plan at any time without notice to common shareholders.

Distributions to holders of cumulative perpetual preferred stock are accrued on a daily basis as described in Note 8.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Semi-Annual Report | December 31, 2021	41

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2021 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or the Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or the Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or Valuation Committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2021 (Unaudited)

Investments in mutual funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign government bonds and notes, supranationals and foreign agencies, asset backed obligations, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the Valuation Committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

Semi-Annual Report | December 31, 2021	43

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2021 (Unaudited)

The following is a summary of the inputs used at December 31, 2021 in valuing the Fund’s assets and liabilities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$43,822,261	$15,037	$–	$43,837,298
Business Development Companies	2,098,791	–	–	2,098,791
Bank Loans	–	14,784,930	–	14,784,930
Business Development Company Notes	8,681,185	6,248,354	–	14,929,539
Common Stocks	41,626,183	–	–	41,626,183
Preferred Stocks	1,038,040	63,185	–	1,101,225
Collateralized Loan Obligations	–	13,179,845	–	13,179,845
Convertible Corporate Bonds	–	5,008,832	–	5,008,832
U.S. Corporate Bonds	–	9,029,123	–	9,029,123
U.S. Government / Agency
Mortgage Backed
Securities	–	95,174,106	–	95,174,106
U.S. Government Bonds and Notes	–	21,575,619	–	21,575,619
Foreign Corporate Bonds	–	13,774,188	–	13,774,188
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,576,826	–	1,576,826
Non-Agency Collateralized Mortgage Obligations	–	83,846,110	–	83,846,110
Short-Term Investments	31,657,665	–	–	31,657,665
Rights	11,785	–	–	11,785
Total	$128,935,910	$264,276,155	$–	$393,212,065

There were no level 3 securities as of December 31, 2021.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

RiverNorth serves as the investment adviser to the Fund. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily managed assets of the Fund. Managed assets are defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities other than debt representing leverage and any preferred stock that may be outstanding.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2021 (Unaudited)

DoubleLine Capital, LP is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board, provides or arranges to be provided to the Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the Fund consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.50% of the average daily managed assets of the Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Fund with fund administration and fund accounting services. As compensation for its services to the Fund, ALPS receives an annual fee based on the Fund’s average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Fund’s custodian.

DST Systems, Inc. (“DST”), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

The Fund pays no salaries or compensation to its officers or to any interested Director employed by the Adviser or Sub-Adviser, and the Fund has no employees except as noted below. For their services, the Directors of the Fund who are not employed by the Adviser or Sub-Adviser, receive an annual retainer in the amount of $16,500, and an additional $1,500 for attending each quarterly meeting of the Board. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Directors not employed by the Adviser or Sub-Adviser are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board.

The Chief Compliance Officer (“CCO”) of the Fund is an employee of the Adviser. The Fund reimburses the Adviser for certain compliance costs related to the Fund, including a portion of the CCO's compensation.

5. TAX BASIS INFORMATION

It is the Fund’s policy to meet the requirements of the IRC applicable to regulated investment companies, and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gains were recorded by the Fund.

Semi-Annual Report | December 31, 2021	45

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2021 (Unaudited)

The amounts and characteristics of tax basis of distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended December 31, 2021.

The tax character of the distributions paid by the Fund during the fiscal year ended June 30, 2021, was as follows:

For the Year Ended June 30, 2021
Ordinary Income	$14,029,045
Return of Capital	15,473,634
Total	$29,502,679

Unrealized Appreciation and Depreciation on Investments: As of December 31, 2021, net unrealized appreciation/(depreciation) of investments based on federal tax costs was as follows:

Cost of investments for income tax purposes	$403,518,090
Gross appreciation on investments (excess of value over tax cost)	10,266,659
Gross depreciation on investments (excess of tax cost over value)	(20,572,684)
Net unrealized depreciation on investments	$(10,306,025)

The difference between book and tax basis unrealized appreciation/(depreciation) for the Fund is primarily attributable to wash sales and grantor trusts.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. The tax years since 2018 remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

6. REVOLVING CREDIT FACILITY

The Fund may borrow money and/or issue preferred stock, notes or debt securities for investment purposes. These practices are known as leveraging. The Fund may use leverage through borrowings or the issuance of preferred stock, in an aggregate amount of up to 33 1/3% of the Fund’s total assets immediately after such borrowings or issuance.

On December 16, 2016, the Fund entered into a $75,000,000 secured, revolving, evergreen credit facility with U.S. Bank National Association (“U.S. Bank”). The Fund incurred a $75,000 administrative fee upon entering into the credit facility. The credit facility has a variable annual interest rate equal to one-month LIBOR plus 0.95 percent. The credit facility will accrue a commitment fee equal to an annual rate of 0.10 percent on $75,000,000.

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RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2021 (Unaudited)

The average principal balance and interest rate for the period during which the credit facility was utilized for the six months ended December 31, 2021 was approximately $16,875,000 and 0.58%, respectively, and the maximum borrowing during the year was $31,000,000. At December 31, 2021 the principal balance outstanding was $0 at an interest rate of 1.14%. Securities that have been pledged as collateral for the borrowings are indicated in the Schedule of Investments.

7. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 2021, excluding short-term investments, were as follows:

Purchases	Sales
$142,599,283	$64,343,921

Investment Transactions in long term U.S. Government Obligations for the six months ended December 31, 2021 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$1,016,927	$–

8. CUMULATIVE PERPETUAL PREFERRED STOCK

At December 31, 2021, the Fund had issued and outstanding 2,400,000 shares of Series A Cumulative Perpetual Preferred Stock, listed under trading symbol OPPPRA on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared) and 2,400,000 shares of Series B Cumulative Perpetual Preferred Stock, listed under trading symbol OPPPRB on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared). The Fund issued 2,400,000 shares of Series A Cumulative Perpetual Preferred Stock on October 23, 2020 and 2,400,000 shares of Series B Cumulative Perpetual Preferred Stock on November 22, 2021. The Series A Cumulative Perpetual Preferred Stock is entitled to voting rights and a dividend at a rate of 4.375% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series B Cumulative Perpetual Preferred Stock is entitled to voting rights and a dividend at a rate of 4.75% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Cumulative Perpetual Preferred Stock is generally not redeemable at the Fund’s option prior to November 15, 2025, and is subject to mandatory redemption by the Fund in certain circumstances. The Series B Cumulative Perpetual Preferred Stock is generally not redeemable at the Fund’s option prior to February 15, 2027, and is subject to mandatory redemption by the Fund in certain circumstances. On or after November 15, 2025, the Fund may redeem in whole, or from time to time in part, outstanding Series A Cumulative Perpetual Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption. On or after February 15, 2027, the Fund may redeem in whole, or from time to time in part, outstanding Series B Cumulative Perpetual Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption.

Semi-Annual Report | December 31, 2021	47

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2021 (Unaudited)

Series	First Redemption Date	Fixed Rate	Shares Outstanding	Aggregate Liquidation Preference	Estimated Fair Value
Series A	November 15, 2025	4.375%	2,400,000	$ 60,000,000	$ 59,184,000
Series B	February 15, 2027	4.750%	2,400,000	$ 60,000,000	$ 60,720,000

9. CAPITAL SHARE TRANSACTIONS

The Fund’s authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value per share, all of which is initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

On August 12-13, 2020, and August 10-11, 2021, respectively, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund (the “Primary Subscription”). record date shareholders received one right for each common share held on the Record Date ("Right"). For every three Rights held, a holder of the Rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all Rights initially issued to them in the Primary Subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The Fund issued new shares of common stock at a subscription price that represented 92.5% of the reported net asset value on the expiration date of each rights offering. Offering costs were charged to paid-in-capital upon the exercise of the Rights.

The shares of common stock issued, subscription price, and offering costs for the rights offerings were as follows:

Record Date	Expiration Date	Shares of Common Stock Issued	Subscription Price	Offering Costs
September 3, 2020	October 1, 2020	472,995	$13.88	$122,545
September 7, 2021	October 1, 2021	2,926,441	$14.48	$124,500

On April 7, 2021 the Fund entered into a distribution agreement with ALPS Distributors, Inc. ("ADI"). Pursuant to the distribution agreement with ADI, the Fund may offer to sell up to 10,000,000 of the Fun's common stock from time to time through ADI.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2021 (Unaudited)

The shares of common stock issued, gross proceeds from the sales of shares, and commissions to ADI were as follows:

Period Ended	Shares of Common Stock Issued	Gross Proceeds	Commissions	Offering Costs	Net Proceeds
June 30, 2021	956,109	$ 14,893,419	$ 149,010	$ 22,831	$ 14,721,578
December 31, 2021	1,447,495	$ 22,923,851	$ 229,355	$ 36,105	$ 22,658,391

The Fund has issued and outstanding 19,219,722 shares of common stock at December 31, 2021.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s Automatic Dividend Reinvestment Plan, as defined within the Fund’s organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

10. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

11. LIBOR TRANSITION

Certain of the Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financial Rate Data (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Underlying Funds and Fund. The effect of any changes to, or discontinuation of, LIBOR on the Underlying Funds and Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker‐dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Underlying Funds and Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Semi-Annual Report | December 31, 2021	49

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2021 (Unaudited)

12. CORONAVIRUS (COVID-19) PANDEMIC

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The outbreak was first detected in December 2019 and subsequently spread globally, and since then, the number of cases has fluctuated and new "variants" have been confirmed around the world. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. Although vaccines for COVID-19 are becoming widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

13. SUBSEQUENT EVENTS

Subsequent to December 31, 2021, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 13, 2022	January 14, 2022	January 31, 2022	$0.1478
February 10, 2022	February 11, 2022	February 28, 2022	$0.1478

On February 9, 2022, the Board declared Series A and Series Be preferred stock dividend in the amount of $0.27344 and $0.29688 per share, respectively, payable on February 15, 2022 to preferred shareholders of record on February 2, 2022 with an ex date of February 1, 2022.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Dividend Reinvestment Plan	December 31, 2021 (Unaudited)

The Fund has an automatic dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of common shares elects to receive cash by contacting DST Systems, Inc. (the “Plan Administrator”), all dividends declared on common shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional common shares. Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of common shareholders and may re-invest that cash in additional common shares. Reinvested Dividends will increase the Fund’s Managed Assets on which the management fee is payable to the Adviser (and by the Adviser to the Sub-Adviser).

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the NAV per common share, the Plan Administrator will invest the Dividend amount in Newly Issued common shares on behalf of the participants. The number of Newly Issued common shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s NAV per common share on the payment date. If, on the payment date for any Dividend, the NAV per common share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s common shares are trading at a discount), the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in common shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the NAV per common share, the average per common share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued common shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued common shares at the NAV per common share at the close of business on the Last Purchase Date.

Semi-Annual Report | December 31, 2021	51

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Dividend Reinvestment Plan	December 31, 2021 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of common shares who hold their common shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of common shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends, even though such participants have not received any cash with which to pay the resulting tax. Participants that request a sale of common shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence or questions concerning the Plan should be directed to the Plan Administrator at (844) 569-4750.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	December 31, 2021 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the SEC on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Part F of Form N-PORT. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be filed within 60 days of the end of the quarter. The Fund's Form N-PORT are available on the SEC's website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

STOCKHOLDER MEETING RESULTS

On August 27, 2021, the Fund held a Meeting of Stockholders to consider the proposal set forth below. The following votes were recorded:

Election of John K. Carter as a Director of the Fund to a three-year term to expire at the Fund’s 2024 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	11,504,481	91.79%
Withheld	1,028,633	8.21%
Total	12,533,114	100.00%

Election of John S. Oakes as a Director of the Fund to a three-year term to expire at the Fund’s 2024 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	1,296,856	90.80%
Withheld	131,464	9.20%
Total	1,428,320	100.00%

Conversion of the Fund from a closed-end investment company to an open-end investment company.

	Shares Voted	% of Shares Voted
For	424,660	3.39%
Withheld	3,763,614	30.03%
Abstain	98,636	0.79%
Broker Non-Vote	8,246,204	65.79%
Total	12,533,114	100.00%

Semi-Annual Report | December 31, 2021	53

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2021 (Unaudited)

Consideration of the Advisory Agreement

At a meeting (the “Meeting”) of the Board held on November 9-10, 2021 and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940 (the "1940 Act") (the “Independent Directors”)) considered the renewal of the Advisory Agreement between the Adviser and the Fund. The Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15(c) of the 1940 Act. In its consideration of the Advisory Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board received materials compiled by the Adviser and the Fund’s administrator including a copy of the Advisory Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, information regarding the Adviser’s compliance programs and a third-party comparison report regarding the Fund’s performance and fees compared to benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors at the Meeting, including during an executive session with their independent legal counsel, in determining to renew the Advisory Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the three month, one-year, three-year, five-year and since inception periods ended September 30, 2021. These returns were compared to the returns of funds in FUSE’s Tactical-Flexible Allocation fund peer group. The Board noted in its review of performance that the Fund’s performance was above the median of its peer group for the three-month period and below the median of its peer group for one-year, three-year, five-year and since inception periods. The Directors also noted that the Fund had outperformed its benchmark index for the one-year, three-year, five-year and since-inception periods and underperformed its benchmark index for the three-month period. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Adviser noted the peer group is not entirely reflective of the Fund due to its unique investment structure. In consideration of each item noted, the Board agreed that the Fund’s performance was adequate.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2021 (Unaudited)

As to the comparative fees and expenses, the Directors considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE. The Board noted that the Fund’s annual net expense ratio was lower than the Tactical-Flexible Allocation fund peer group median.

The Board also noted that the annual management fee for the Fund was slightly above the median paid by the peer group but within the range of the fees paid by the peer funds. The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered that under the terms of the Advisory Agreement, the Adviser would, subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were comparable to those charged to other funds to which the Adviser provides advisory or sub-advisory services. It was noted that, when launching a closed-end fund, such as the Fund, the Adviser covers the underwriting costs, which is a significant investment. The Board, including the Independent Directors, determined that the Advisory Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution-related service providers and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Semi-Annual Report | December 31, 2021	55

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2021 (Unaudited)

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Consideration of the Sub-Advisory Agreement

At the Meeting, the Board, including the Independent Directors, also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser. In its consideration of the Sub-Advisory Agreement, the Board considered information and materials furnished by the Adviser and the Sub-Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser and Sub-Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. The Board received materials compiled by the Sub-Adviser and the Adviser including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, information regarding the Sub-Adviser’s compliance programs and information regarding the performance of the Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the fee level of the Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in the executive session and at the Meeting in determining to renew the Sub-Advisory Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the portion of the Fund managed by the Sub-Adviser relative to relevant securities indices, and to other accounts managed by the Sub-Adviser. The Board recalled its deliberations regarding the Fund’s performance while considering the renewal of the Advisory Agreement. The Board, including the Independent Directors, concluded that the performance was adequate.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2021 (Unaudited)

As to the comparative fees and expenses, the Board considered the management fee paid by the Fund to the Adviser and noted that the Adviser pays the Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to the Sub-Adviser against the fees the Sub-Adviser charges other clients to manage similar strategies.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser would, subject to the supervision of the Board, provide to the Fund such investment advice as the Sub-Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of the Sub-Adviser, which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding its operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Sub-Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s financial condition. The Board noted that the financial condition of the Sub-Adviser was stable. The Board, including the Independent Directors determined that the Sub-Advisory Agreement and the compensation to the Sub-Adviser was reasonable and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution-related service providers and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser and Sub-Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Semi-Annual Report | December 31, 2021	57

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

John S. Oakes

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Investment Adviser

RiverNorth Capital Management, LLC

Sub Adviser

DoubleLine Capital LP

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc.

Custodian

State Street Bank and Trust Company

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

RiverNorth Capital Management, LLC

433 W. Van Buren Street, 1150-E

Chicago, IL 60607

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	None.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during t the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Items 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 11, 2022

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 11, 2022